INVESTMENTS - Current and Noncurrent Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
TOTAL	$ 32,581	$ 19,284
TOTAL	1,027	615
Investment in associates	0	3,154
Payment for interests in associates	1,389	0	$ 0
Vistra ITCL and Pentathlon Ventures LLP
Disclosure of financial assets [line items]
Investment in associates	2,000	2,000
Payment for interests in associates	1,027	615
Mutual funds
Disclosure of financial assets [line items]
Current, measured at fair value through profit and loss	27,585	19,284
Commercial Papers
Disclosure of financial assets [line items]
Current, measured at fair value through other comprehensive income	4,996	0
Contribution to funds
Disclosure of financial assets [line items]
Non-current, measured at amortised cost	$ 1,027	$ 615